Large Company Value Portfolio
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 79.4%	Shares	Value
Communication Services - 3.7%
Alphabet, Inc. - Class A	8,327	$1,381,033
Alphabet, Inc. - Class C	340	56,845
AT&T, Inc.	23,660	520,520
Charter Communications, Inc. - Class A (a)	510	165,281
Comcast Corp. - Class A	34,398	1,436,805
Electronic Arts, Inc.	3,735	535,748
New York Times Co. - Class A	973	54,167
Omnicom Group, Inc.	5,737	593,148
Paramount Global - Class B	14,000	148,680
Playtika Holding Corp.	6,008	47,583
Take-Two Interactive Software, Inc. (a)	831	127,733
Verizon Communications, Inc.	9,400	422,154
Warner Bros Discovery, Inc. (a)	40,204	331,683
WPP PLC - ADR	11,100	567,876
		6,389,256

Consumer Discretionary - 5.3%
Adient PLC (a)	4,965	112,060
Amazon.com, Inc. (a)	7,251	1,351,079
Aptiv PLC (a)	7,300	525,673
Bath & Body Works, Inc.	2,260	72,139
Booking Holdings, Inc.	73	307,485
BorgWarner, Inc.	7,800	283,062
Darden Restaurants, Inc.	460	75,500
Dick's Sporting Goods, Inc.	90	18,783
DR Horton, Inc.	98	18,695
eBay, Inc.	5,080	330,759
Gap, Inc.	3,230	71,221
General Motors Co.	35,384	1,586,619
Grand Canyon Education, Inc. (a)	2,318	328,808
Lennar Corp. - Class A	450	84,366
Lennar Corp. - Class B	1,440	249,034
LVMH Moet Hennessy Louis Vuitton SE	258	197,732
Magna International, Inc.	24,272	996,123
McDonald's Corp.	174	52,985
NIKE, Inc. - Class B	2,652	234,437
Ollie's Bargain Outlet Holdings, Inc. (a)	2,210	214,812
O'Reilly Automotive, Inc. (a)	170	195,772
PulteGroup, Inc.	2,566	368,298
Ross Stores, Inc.	4,120	620,101
TJX Cos., Inc.	1,470	172,784
Toll Brothers, Inc.	1,615	249,501
TopBuild Corp. (a)	390	158,656
Travel + Leisure Co.	1,650	76,032
Williams-Sonoma, Inc.	480	74,362
Wynn Resorts Ltd.	480	46,022
YETI Holdings, Inc. (a)	630	25,849
		9,098,749

Consumer Staples - 5.2%
Altria Group, Inc.	8,510	434,350
Anheuser-Busch InBev SA/NV - ADR	6,300	417,627
Boston Beer Co., Inc. - Class A (a)	202	58,406
Coca-Cola Co.	3,493	251,007
Coca-Cola Consolidated, Inc.	80	105,312
Colgate-Palmolive Co.	12,224	1,268,973
Conagra Brands, Inc.	12,600	409,752
Costco Wholesale Corp.	535	474,288
Diageo PLC	6,102	212,355
General Mills, Inc.	1,740	128,499
Kenvue, Inc.	22,101	511,196
Kimberly-Clark Corp.	170	24,188
Kraft Heinz Co.	25,200	884,772
Mondelez International, Inc. - Class A	2,265	166,863
PepsiCo, Inc.	1,215	206,611
Pernod Ricard SA	1,021	154,113
Philip Morris International, Inc.	5,190	630,066
Procter & Gamble Co.	4,499	779,227
Spectrum Brands Holdings, Inc.	180	17,125
Target Corp.	960	149,626
Unilever PLC - ADR	12,315	799,982
US Foods Holding Corp. (a)	770	47,355
Walmart, Inc.	10,474	845,776
		8,977,469

Energy - 5.3%
Antero Midstream Corp.	6,813	102,536
APA Corp.	61,564	1,505,855
Baker Hughes Co.	23,155	837,053
Cenovus Energy, Inc.	16,305	272,783
Cheniere Energy, Inc.	770	138,477
Chevron Corp.	634	93,369
ConocoPhillips	7,223	760,437
Devon Energy Corp.	3,200	125,184
Diamondback Energy, Inc.	500	86,200
EOG Resources, Inc.	400	49,172
Exxon Mobil Corp.	3,057	358,342
Halliburton Co.	6,840	198,702
Kinder Morgan, Inc.	9,570	211,401
Marathon Oil Corp.	17,802	474,067
Murphy Oil Corp.	5,550	187,257
NOV, Inc.	59,495	950,135
Occidental Petroleum Corp.	1,880	96,895
Ovintiv, Inc.	17,800	681,918
Schlumberger NV	7,900	331,405
Shell PLC - ADR	14,247	939,590
Targa Resources Corp.	588	87,030
TechnipFMC PLC	10,900	285,907
TotalEnergies SE	6,027	392,475
		9,166,190

Financials - 18.8%
AIB Group PLC	36,062	206,533
Allstate Corp.	757	143,565
Ally Financial, Inc.	4,200	149,478
American Express Co.	2,740	743,088
American International Group, Inc.	15,609	1,143,047
Aon PLC - Class A	1,917	663,263
Arthur J Gallagher & Co.	2,114	594,816
Axis Capital Holdings Ltd.	4,590	365,410
Bank of America Corp.	39,771	1,578,113
Bank of New York Mellon Corp.	9,797	704,012
Berkshire Hathaway, Inc. - Class B (a)	4,347	2,000,750
BlackRock, Inc.	50	47,475
Block, Inc. (a)	2,540	170,510
Brown & Brown, Inc.	300	31,080
Capital One Financial Corp.	3,890	582,450
Cboe Global Markets, Inc.	1,190	243,795
Charles Schwab Corp.	11,969	775,711
Chubb Ltd.	1,552	447,581
Cincinnati Financial Corp.	120	16,334
Citigroup, Inc.	33,736	2,111,874
Citizens Financial Group, Inc.	18,515	760,411
CME Group, Inc.	3,814	841,559
Commerce Bancshares, Inc.	5,690	337,986
Corebridge Financial, Inc.	18,800	548,208
Cullen/Frost Bankers, Inc.	290	32,439
Discover Financial Services	5,040	707,062
Everest Group Ltd.	132	51,722
Fidelity National Information Services, Inc.	11,530	965,637
Fifth Third Bancorp	1,930	82,681
First Citizens BancShares, Inc. - Class A	129	237,483
First Hawaiian, Inc.	4,300	99,545
First Horizon Corp.	10,290	159,804
Fiserv, Inc. (a)	470	84,436
Goldman Sachs Group, Inc.	540	267,359
Hartford Financial Services Group, Inc.	6,897	811,156
Janus Henderson Group PLC	3,530	134,387
JPMorgan Chase & Co.	6,207	1,308,808
KeyCorp	9,030	151,253
M&T Bank Corp.	2,360	420,363
Marsh & McLennan Cos., Inc.	2,396	534,524
Mastercard, Inc. - Class A	2,148	1,060,682
MGIC Investment Corp.	19,180	491,008
Moody's Corp.	1,062	504,015
Morningstar, Inc.	852	271,890
MSCI, Inc.	520	303,124
Northern Trust Corp.	3,262	293,678
Pinnacle Financial Partners, Inc.	456	44,674
PNC Financial Services Group, Inc.	1,090	201,487
Popular, Inc.	2,400	240,648
Primerica, Inc.	676	179,241
Progressive Corp.	1,302	330,396
Prosperity Bancshares, Inc.	950	68,467
Resona Holdings, Inc.	29,200	202,678
RLI Corp.	1,490	230,920
Rocket Cos., Inc. - Class A (a)	8,740	167,721
S&P Global, Inc.	810	418,462
SLM Corp.	12,410	283,817
State Street Corp.	12,296	1,087,827
Stifel Financial Corp.	2,418	227,050
StoneCo Ltd. - Class A (a)	4,710	53,035
Synchrony Financial	6,600	329,208
T Rowe Price Group, Inc.	220	23,965
Travelers Cos., Inc.	70	16,388
Truist Financial Corp.	8,900	380,653
US Bancorp	22,405	1,024,581
Virtu Financial, Inc. - Class A	7,106	216,449
Voya Financial, Inc.	1,520	120,414
Wells Fargo & Co.	33,401	1,886,822
Western Union Co.	2,860	34,120
Willis Towers Watson PLC	1,382	407,040
		32,356,168

Health Care - 11.4%
Abbott Laboratories	3,700	421,837
AbbVie, Inc.	1,710	337,691
Agilent Technologies, Inc.	5,353	794,813
Alnylam Pharmaceuticals, Inc. (a)	250	68,757
Becton Dickinson & Co.	2,055	495,460
Bio-Rad Laboratories, Inc. - Class A (a)	1,078	360,677
Bio-Techne Corp.	1,715	137,080
Boston Scientific Corp. (a)	1,510	126,538
Bristol-Myers Squibb Co.	13,204	683,175
Bruker Corp.	7,767	536,389
Centene Corp. (a)	9,692	729,614
Chemed Corp.	362	217,551
Cigna Group	2,777	962,064
CVS Health Corp.	24,111	1,516,100
Danaher Corp.	1,429	397,291
Doximity, Inc. - Class A (a)	2,720	118,510
Elanco Animal Health, Inc. (a)	1,480	21,741
Elevance Health, Inc.	3,010	1,565,200
Envista Holdings Corp. (a)	8,942	176,694
Exelixis, Inc. (a)	9,085	235,756
GE HealthCare Technologies, Inc.	11,958	1,122,258
Gilead Sciences, Inc.	4,656	390,359
GSK PLC - ADR	6,461	264,126
HCA Healthcare, Inc.	2,273	923,815
Humana, Inc.	1,000	316,740
ICON PLC (a)	1,276	366,608
Illumina, Inc. (a)	2,056	268,123
IQVIA Holdings, Inc. (a)	623	147,632
Johnson & Johnson	5,790	938,327
Labcorp Holdings, Inc.	1,100	245,828
Maravai LifeSciences Holdings, Inc. - Class A (a)	5,808	48,264
Medtronic PLC	13,783	1,240,883
Merck & Co., Inc.	1,960	222,578
Molina Healthcare, Inc. (a)	150	51,684
Organon & Co.	11,090	212,152
Pfizer, Inc.	11,140	322,392
Repligen Corp. (a)	260	38,693
ResMed, Inc.	480	117,178
Sanofi SA - ADR	4,985	287,286
Solventum Corp. (a)	3,800	264,936
Stryker Corp.	1,440	520,214
Tenet Healthcare Corp. (a)	370	61,494
Thermo Fisher Scientific, Inc.	230	142,271
United Therapeutics Corp. (a)	290	103,922
UnitedHealth Group, Inc.	610	356,655
Universal Health Services, Inc. - Class B	1,850	423,669
Zimmer Biomet Holdings, Inc.	3,384	365,303
		19,666,328

Industrials - 11.0%
Acuity Brands, Inc.	190	52,324
AECOM	2,280	235,456
Allegion PLC	1,934	281,861
Armstrong World Industries, Inc.	1,220	160,345
Automatic Data Processing, Inc.	860	237,988
AZEK Co., Inc. (a)	1,860	87,048
Boeing Co. (a)	5,610	852,945
Caterpillar, Inc.	980	383,298
Cintas Corp.	1,840	378,819
CNH Industrial NV	49,030	544,233
Crane Co.	400	63,312
Cummins, Inc.	2,666	863,224
Curtiss-Wright Corp.	114	37,471
Deere & Co.	600	250,398
Donaldson Co., Inc.	1,930	142,241
Eaton Corp. PLC	1,300	430,872
EMCOR Group, Inc.	1,092	470,139
Equifax, Inc.	892	262,123
Fastenal Co.	2,070	147,840
FedEx Corp.	4,180	1,143,982
Ferguson Enterprises, Inc.	2,051	407,267
Flowserve Corp.	2,590	133,877
Fluor Corp. (a)	4,316	205,916
FTI Consulting, Inc. (a)	121	27,535
General Dynamics Corp.	1,767	533,987
General Electric Co.	1,780	335,672
Genpact Ltd.	5,080	199,187
Graco, Inc.	1,876	164,169
Honeywell International, Inc.	2,854	589,950
Howmet Aerospace, Inc.	5,080	509,270
Hubbell, Inc.	710	304,129
IDEX Corp.	796	170,742
Ingersoll Rand, Inc.	2,818	276,615
ITT, Inc.	810	121,103
Johnson Controls International PLC	6,377	494,919
Lockheed Martin Corp.	1,156	675,751
MasTec, Inc. (a)	560	68,936
MSA Safety, Inc.	1,298	230,187
Norfolk Southern Corp.	1,600	397,600
Otis Worldwide Corp.	6,441	669,478
PACCAR, Inc.	4,851	478,697
Parker-Hannifin Corp.	340	214,819
Regal Rexnord Corp.	924	153,273
Republic Services, Inc.	485	97,407
Rockwell Automation, Inc.	1,509	405,106
RTX Corp.	8,790	1,064,996
Simpson Manufacturing Co., Inc.	933	178,455
Tetra Tech, Inc.	4,475	211,041
Textron, Inc.	1,919	169,985
Timken Co.	3,100	261,299
Trane Technologies PLC	899	349,468
TransUnion	2,880	301,536
United Parcel Service, Inc. - Class B	300	40,902
Verisk Analytics, Inc.	941	252,150
Watsco, Inc.	732	360,056
Watts Water Technologies, Inc. - Class A	2,743	568,322
Westinghouse Air Brake Technologies Corp.	2,015	366,267
Woodward, Inc.	87	14,921
		19,030,909

Information Technology - 12.4%
Accenture PLC - Class A	1,711	604,804
Analog Devices, Inc.	5,393	1,241,307
Applied Materials, Inc.	2,154	435,216
Autodesk, Inc. (a)	1,415	389,804
Cadence Design Systems, Inc. (a)	3,694	1,001,185
Capgemini SE	2,102	453,813
Cirrus Logic, Inc. (a)	580	72,042
Cisco Systems, Inc.	20,570	1,094,735
Cognizant Technology Solutions Corp. - Class A	3,458	266,889
Corning, Inc.	17,431	787,010
F5, Inc. (a)	10,024	2,207,285
Fortinet, Inc. (a)	350	27,143
Keysight Technologies, Inc. (a)	730	116,019
KLA Corp.	639	494,848
Lam Research Corp.	665	542,693
LiveRamp Holdings, Inc. (a)	1,587	39,326
Manhattan Associates, Inc. (a)	747	210,191
Micron Technology, Inc.	8,613	893,254
Microsoft Corp.	5,680	2,444,104
Motorola Solutions, Inc.	410	184,348
NetApp, Inc.	5,230	645,957
Onto Innovation, Inc. (a)	1,070	222,089
PTC, Inc. (a)	1,258	227,270
QUALCOMM, Inc.	1,020	173,451
Salesforce, Inc.	3,593	983,440
Synopsys, Inc. (a)	1,296	656,281
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,513	610,103
TD SYNNEX Corp.	900	108,072
TE Connectivity PLC	4,677	706,180
Telefonaktiebolaget LM Ericsson - ADR	216,602	1,641,843
VeriSign, Inc. (a)	422	80,163
Workday, Inc. - Class A (a)	7,199	1,759,508
		21,320,373

Materials - 2.7%
Alcoa Corp.	264	10,185
ATI, Inc. (a)	1,513	101,235
Corteva, Inc.	6,207	364,910
CRH PLC	4,510	418,257
Eagle Materials, Inc.	110	31,641
Ecolab, Inc.	190	48,513
Franco-Nevada Corp.	2,974	369,383
Freeport-McMoRan, Inc.	7,190	358,925
Linde PLC	28	13,352
Martin Marietta Materials, Inc.	946	509,184
NewMarket Corp.	274	151,218
Newmont Corp.	100	5,345
Olin Corp.	14,690	704,826
Packaging Corp. of America	200	43,080
Royal Gold, Inc.	2,234	313,430
RPM International, Inc.	1,623	196,383
Sherwin-Williams Co.	392	149,615
SSR Mining, Inc.	14,439	82,014
Vulcan Materials Co.	2,407	602,785
Wheaton Precious Metals Corp.	4,264	260,421
		4,734,702

Real Estate - 0.3%
CBRE Group, Inc. - Class A (a)	3,142	391,116
CoStar Group, Inc. (a)	930	70,159
		461,275

Utilities - 3.3%
American Electric Power Co., Inc.	980	100,548
Clearway Energy, Inc. - Class A	4,050	115,303
Clearway Energy, Inc. - Class C	7,630	234,088
Constellation Energy Corp.	150	39,003
Dominion Energy, Inc.	20,710	1,196,831
Duke Energy Corp.	1,100	126,830
Entergy Corp.	770	101,340
Evergy, Inc.	7,820	484,918
Eversource Energy	3,540	240,897
Exelon Corp.	9,230	374,277
IDACORP, Inc.	240	24,742
NextEra Energy, Inc.	6,580	556,207
NiSource, Inc.	2,360	81,774
NRG Energy, Inc.	2,800	255,080
PPL Corp.	30,103	995,807
Public Service Enterprise Group, Inc.	5,250	468,353
Sempra	190	15,890
Southern Co.	2,061	185,861
Vistra Corp.	430	50,972
Xcel Energy, Inc.	970	63,341
		5,712,062
TOTAL COMMON STOCKS (Cost $106,507,670)		136,913,481

OPEN END FUNDS - 3.2%	Shares	Value
Voya VACS Series EMHCD Fund	117	1,274
Voya VACS Series HYB Fund	86,560	901,957
Voya VACS Series SC Fund - Class SC	440,056	4,664,597
TOTAL OPEN END FUNDS (Cost $5,602,501)		5,567,828

CORPORATE BONDS - 3.1%	Par	Value
Communication Services - 0.2%
AT&T, Inc., 2.25%, 02/01/2032 (Callable 11/01/2031)	87,000	74,522
Meta Platforms, Inc., 3.50%, 08/15/2027 (Callable 07/15/2027)	11,000	10,857
T-Mobile USA, Inc.
2.25%, 02/15/2026 (Callable 10/15/2024)	74,000	71,974
2.05%, 02/15/2028 (Callable 12/15/2027)	28,000	25,969
Verizon Communications, Inc.
2.36%, 03/15/2032 (Callable 12/15/2031)	96,000	82,806
4.78%, 02/15/2035 (Callable 11/15/2034) (b)	42,000	41,998
Walt Disney Co., 2.00%, 09/01/2029 (Callable 06/01/2029)	42,000	38,152
		346,278

Consumer Discretionary - 0.2%
Amazon.com, Inc., 1.50%, 06/03/2030 (Callable 03/03/2030)	64,000	55,931
Home Depot, Inc., 1.50%, 09/15/2028 (Callable 07/15/2028)	60,000	54,727
Lowe's Cos., Inc., 3.35%, 04/01/2027 (Callable 03/01/2027)	42,000	41,202
O'Reilly Automotive, Inc., 3.60%, 09/01/2027 (Callable 06/01/2027)	86,000	84,623
Ross Stores, Inc., 4.60%, 04/15/2025 (Callable 03/15/2025)	69,000	68,775
		305,258

Consumer Staples - 0.1%
Keurig Dr Pepper, Inc., 4.42%, 05/25/2025 (Callable 03/25/2025)	7,000	6,995
Nestle Holdings, Inc., 5.25%, 03/13/2026 (b)	150,000	152,529
PepsiCo, Inc., 2.63%, 07/29/2029 (Callable 04/29/2029)	25,000	23,572
Walmart, Inc., 1.05%, 09/17/2026 (Callable 08/17/2026)	64,000	60,739
		243,835

Energy - 0.2%
Enbridge, Inc., 1.60%, 10/04/2026 (Callable 09/04/2026)	69,000	65,559
Enterprise Products Operating LLC, 2.80%, 01/31/2030 (Callable 10/31/2029)	46,000	42,965
Kinder Morgan, Inc., 1.75%, 11/15/2026 (Callable 10/15/2026)	45,000	42,742
MPLX LP
4.88%, 12/01/2024 (Callable 11/01/2024)	44,000	43,953
2.65%, 08/15/2030 (Callable 05/15/2030)	16,000	14,428
Ovintiv, Inc., 5.38%, 01/01/2026 (Callable 10/01/2025)	60,000	60,375
Plains All American Pipeline LP / PAA Finance Corp., 4.65%, 10/15/2025 (Callable 07/15/2025)	60,000	59,900
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027 (Callable 09/15/2026)	34,000	34,425
		364,347

Financials - 1.1%
American Express Co., 2.25%, 03/04/2025 (Callable 02/01/2025)	40,000	39,569
American Honda Finance Corp., 1.20%, 07/08/2025	44,000	42,895
Aviation Capital Group LLC, 6.38%, 07/15/2030 (Callable 05/15/2030) (b)	24,000	25,748
Bank of America Corp.
4.00%, 01/22/2025	44,000	43,833
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	194,000	185,297
3.59% to 07/21/2027 then 3 mo. Term SOFR + 1.63%, 07/21/2028 (Callable 07/21/2027)	26,000	25,479
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	10,000	9,741
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	103,000	92,976
Bank of Nova Scotia, 2.70%, 08/03/2026	66,000	64,328
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/2028 (Callable 06/05/2028) (b)	62,000	56,161
2.50%, 01/10/2030 (Callable 10/10/2029) (b)	23,000	21,055
Capital One Financial Corp., 1.88% to 11/02/2026 then SOFR + 0.86%, 11/02/2027 (Callable 11/02/2026)	58,000	54,959
Fiserv, Inc.
3.85%, 06/01/2025 (Callable 03/01/2025)	39,000	38,703
5.45%, 03/02/2028 (Callable 02/02/2028)	60,000	62,234
Global Payments, Inc., 1.20% (SOFR Rate + 0.00%), 03/01/2026 (Callable 02/01/2026)	37,000	35,381
Goldman Sachs Group, Inc., 0.86% to 02/12/2025 then SOFR + 0.61%, 02/12/2026 (Callable 02/12/2025)	55,000	54,105
HSBC Holdings PLC, 2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	200,000	182,989
JPMorgan Chase & Co.
2.08% to 04/22/2025 then SOFR + 1.85%, 04/22/2026 (Callable 04/22/2025)	78,000	76,733
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	99,000	93,614
2.95% to 02/24/2027 then SOFR + 1.17%, 02/24/2028 (Callable 02/24/2027)	48,000	46,527
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029 (Callable 06/01/2028)	31,000	28,676
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	8,000	6,839
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	43,000	38,332
Kite Realty Group LP, 4.00%, 10/01/2026 (Callable 07/01/2026)	30,000	29,611
Morgan Stanley
2.19% to 04/28/2025 then SOFR + 1.99%, 04/28/2026 (Callable 04/28/2025)	61,000	60,010
0.99% to 12/10/2025 then SOFR + 0.72%, 12/10/2026 (Callable 12/10/2025)	16,000	15,321
1.59% to 05/04/2026 then SOFR + 0.88%, 05/04/2027 (Callable 05/04/2026)	111,000	106,003
1.51% to 07/20/2026 then SOFR + 0.86%, 07/20/2027 (Callable 07/20/2026)	46,000	43,763
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)	26,000	27,496
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	15,000	12,873
5.25% to 04/21/2033 then SOFR + 1.87%, 04/21/2034 (Callable 04/21/2033)	64,000	66,068
5.95% to 01/19/2033 then 5 yr. CMT Rate + 2.43%, 01/19/2038 (Callable 01/19/2033)	1,000	1,048
Royal Bank of Canada, 1.20%, 04/27/2026	50,000	47,853
Sumitomo Mitsui Trust Bank Ltd., 2.80%, 03/10/2027 (b)	52,000	50,322
US Bancorp, 4.55% to 07/22/2027 then SOFR + 1.66%, 07/22/2028 (Callable 07/22/2027)	23,000	23,171
Wells Fargo & Co.
2.16% to 02/11/2025 then 3 mo. Term SOFR + 1.01%, 02/11/2026 (Callable 02/11/2025)	23,000	22,737
4.54% to 08/15/2025 then SOFR + 1.56%, 08/15/2026 (Callable 08/15/2025)	24,000	23,912
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)	15,000	14,646
3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028 (Callable 05/22/2027)	11,000	10,738
		1,881,746

Health Care - 0.4%
AbbVie, Inc., 3.80%, 03/15/2025 (Callable 12/15/2024)	74,000	73,631
Amgen, Inc., 5.15%, 03/02/2028 (Callable 02/02/2028)	63,000	64,831
CVS Health Corp.
3.88%, 07/20/2025 (Callable 04/20/2025)	148,000	146,864
1.75% (SOFR Rate + 0.00%), 08/21/2030 (Callable 05/21/2030)	54,000	45,996
HCA, Inc., 4.13%, 06/15/2029 (Callable 03/15/2029)	60,000	59,175
Johnson & Johnson, 1.30%, 09/01/2030 (Callable 06/01/2030)	60,000	52,094
Royalty Pharma PLC
1.20%, 09/02/2025 (Callable 08/02/2025)	38,000	36,754
1.75%, 09/02/2027 (Callable 07/02/2027)	107,000	99,684
2.20%, 09/02/2030 (Callable 06/02/2030)	42,000	36,711
		615,740

Industrials - 0.2%
Carrier Global Corp., 2.72%, 02/15/2030 (Callable 11/15/2029)	77,000	71,075
Caterpillar Financial Services Corp., 3.25%, 12/01/2024	57,000	56,812
Parker-Hannifin Corp., 4.25%, 09/15/2027 (Callable 08/15/2027)	61,000	61,194
Triton Container International Ltd., 2.05%, 04/15/2026 (Callable 03/15/2026) (b)	65,000	62,213
		251,294

Information Technology - 0.2%
Apple, Inc., 1.20%, 02/08/2028 (Callable 12/08/2027)	54,000	49,656
Broadcom, Inc., 3.46%, 09/15/2026 (Callable 07/15/2026)	43,000	42,398
Intel Corp., 3.70%, 07/29/2025 (Callable 04/29/2025)	24,000	23,769
Oracle Corp.
3.25%, 11/15/2027 (Callable 08/15/2027)	66,000	64,190
2.95%, 04/01/2030 (Callable 01/01/2030)	121,000	112,519
VMware LLC, 2.20%, 08/15/2031 (Callable 05/15/2031)	37,000	31,754
		324,286

Materials - 0.1%
Ecolab, Inc., 4.80%, 03/24/2030 (Callable 12/24/2029)	39,000	40,216
Nucor Corp., 4.30%, 05/23/2027 (Callable 04/23/2027)	41,000	41,248
Nutrien Ltd., 5.95%, 11/07/2025	59,000	59,904
PPG Industries, Inc., 1.20%, 03/15/2026 (Callable 02/15/2026)	68,000	64,985
Steel Dynamics, Inc., 1.65%, 10/15/2027 (Callable 08/15/2027)	47,000	43,468
		249,821

Real Estate - 0.1%
Equinix, Inc.
1.25%, 07/15/2025 (Callable 06/15/2025)	77,000	74,764
2.90%, 11/18/2026 (Callable 09/18/2026)	40,000	38,922
Realty Income Corp., 3.25%, 01/15/2031 (Callable 10/15/2030)	69,000	64,429
		178,115

Utilities - 0.3%
AES Corp., 1.38%, 01/15/2026 (Callable 12/15/2025)	45,000	43,162
Ameren Illinois Co., 3.80%, 05/15/2028 (Callable 02/15/2028)	47,000	46,457
Duke Energy Corp., 3.15%, 08/15/2027 (Callable 05/15/2027)	92,000	89,380
Entergy Corp., 0.90%, 09/15/2025 (Callable 08/15/2025)	61,000	58,977
NextEra Energy Capital Holdings, Inc., 4.63%, 07/15/2027 (Callable 06/15/2027)	70,000	70,991
Sierra Pacific Power Co., 2.60%, 05/01/2026 (Callable 02/01/2026)	74,000	72,096
Southwestern Electric Power Co., 1.65%, 03/15/2026 (Callable 02/15/2026)	45,000	43,453
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/2025 (Callable 03/01/2025) (b)	59,000	58,520
WEC Energy Group, Inc., 5.15%, 10/01/2027 (Callable 09/01/2027)	39,000	40,029
		523,065
TOTAL CORPORATE BONDS (Cost $5,353,543)		5,283,785

REAL ESTATE INVESTMENT TRUSTS - 2.1%	Shares	Value
Camden Property Trust	330	40,765
Cousins Properties, Inc.	5,880	173,342
CubeSmart	1,350	72,671
EPR Properties	6,720	329,549
Equinix, Inc.	100	88,763
Equity Residential	7,790	580,043
Kilroy Realty Corp.	840	32,508
Lamar Advertising Co. - Class A	500	66,800
Mid-America Apartment Communities, Inc.	199	31,621
National Storage Affiliates Trust	6,870	331,134
Park Hotels & Resorts, Inc.	40,540	571,614
SBA Communications Corp.	50	12,035
Simon Property Group, Inc.	1,740	294,095
STAG Industrial, Inc.	1,260	49,253
UDR, Inc.	3,570	161,864
VICI Properties, Inc.	1,310	43,636
Welltower, Inc.	5,548	710,311
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,139,105)		3,590,004

COLLATERALIZED LOAN OBLIGATIONS - 1.9%	Par	Value
Apidos CLO, Series 2015-23A, Class AR, 6.78% (3 mo. Term SOFR + 1.48%), 04/15/2033 (Callable 10/15/2024) (b)	250,000	250,189
Arbor Realty Trust, Inc., Series 2021-FL3, Class C, 7.06% (1 mo. Term SOFR + 1.96%), 08/15/2034 (Callable 10/15/2024) (b)	225,000	222,768
Benefit Street Partners CLO Ltd., Series 2019-19A, Class AR, 6.48% (3 mo. Term SOFR + 1.18%), 01/15/2033 (Callable 01/15/2025) (b)	250,000	250,187
Carlyle Global Market Strategies, Series 2021-1A, Class A1, 6.70% (3 mo. Term SOFR + 1.40%), 04/15/2034 (Callable 10/15/2024) (b)	250,000	250,175
Greystone Commercial Real Estate Notes, Series 2021-FL3, Class C, 7.21% (1 mo. Term SOFR + 2.11%), 07/15/2039 (Callable 10/15/2024) (b)	225,000	222,941
Madison Park Funding Ltd., Series 2016-21A, Class ABRR, 6.96% (3 mo. Term SOFR + 1.66%), 10/15/2032 (Callable 10/15/2024) (b)	250,000	250,078
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL6, Class C, 6.98% (1 mo. Term SOFR + 1.96%), 07/16/2036 (Callable 10/16/2024) (b)	225,000	220,011
Neuberger Berman CLO Ltd., Series 2019-34A, Class A1R, 6.52% (3 mo. Term SOFR + 1.24%), 01/20/2035 (Callable 10/20/2024) (b)	250,000	250,232
Oaktree CLO Ltd., Series 2019-1A, Class A1R, 6.65% (3 mo. Term SOFR + 1.37%), 04/22/2030 (Callable 10/22/2024) (b)	243,042	243,173
Octagon Investment Partners Ltd., Series 2020-3A, Class AR, 6.69% (3 mo. Term SOFR + 1.41%), 10/20/2034 (Callable 10/20/2024) (b)	250,000	250,511
OHA Credit Funding, Series 2019-3A, Class AR, 6.68% (3 mo. Term SOFR + 1.40%), 07/02/2035 (Callable 10/20/2024) (b)	250,000	250,291
OHA Loan Funding Ltd., Series 2015-1A, Class AR3, 6.69% (3 mo. Term SOFR + 1.41%), 01/19/2037 (Callable 10/19/2024) (b)	270,000	270,345
Palmer Square CLO Ltd., Series 2019-1A, Class A1R, 6.53% (3 mo. Term SOFR + 1.41%), 11/14/2034 (Callable 11/14/2024) (b)	250,000	250,400
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $3,180,495)		3,181,301

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.6%	Par	Value
BBCMS Trust, Series 2021-C10, Class XA, 1.34%, 07/15/2054 (Callable 05/15/2031) (c)(d)	939,486	55,675
BX Trust
Series 2020-VKNG, Class C, 6.61% (1 mo. Term SOFR + 1.51%), 10/15/2037 (b)	70,000	69,491
Series 2022-CSMO, Class B, 8.24% (1 mo. Term SOFR + 3.14%), 06/15/2027 (b)	100,000	100,437
Series 2022-LBA6, Class A, 6.10% (1 mo. Term SOFR + 1.00%), 01/15/2039 (b)	200,000	198,752
Series 2022-PSB, Class A, 7.55% (1 mo. Term SOFR + 2.45%), 08/15/2039 (b)	159,598	159,997
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2020-C9, Class XA, 1.82%, 09/15/2053 (Callable 06/15/2030) (c)(d)	450,334	21,551
DK Trust, Series 2024-SPBX, Class A, 6.60% (1 mo. Term SOFR + 1.50%), 03/15/2034 (b)	125,000	124,922
Federal Home Loan Mortgage Corp.
Series K110, Class X1, 1.81%, 04/25/2030 (Callable 04/25/2030) (c)(d)	296,858	21,959
Series K118, Class X1, 1.05%, 09/25/2030 (Callable 06/25/2030) (c)(d)	593,148	27,235
Series K151, Class X1, 0.49%, 04/25/2030 (Callable 02/25/2030) (c)(d)	1,551,013	25,337
FS Commercial Mortgage Trust, Series 2024-HULA, Class A, 6.91% (1 mo. Term SOFR + 1.81%), 08/15/2039 (b)	100,000	100,125
GS Mortgage Securities Corp. II, Series 2024-FAIR, Class A, 6.07%, 07/15/2029 (b)(d)	175,000	180,272
JP Morgan Chase Commercial Mortgage Securities, Series 2019-ICON, Class A, 3.88%, 01/05/2034 (b)	50,133	49,659
JP Morgan Mortgage Trust
Series 2015-3, Class A3, 3.50%, 05/25/2045 (Callable 10/25/2024) (b)(d)	30,845	28,668
Series 2017-2, Class A3, 3.50%, 05/25/2047 (Callable 07/25/2030) (b)(d)	29,853	27,405
Series 2018-5, Class A1, 3.50%, 10/25/2048 (Callable 10/25/2030) (b)(d)	54,226	49,856
Series 2019-1, Class A3, 4.00%, 05/25/2049 (Callable 10/25/2024) (b)(d)	7,535	7,194
Series 2019-INV3, Class A3, 3.50%, 05/25/2050 (Callable 02/25/2039) (b)(d)	48,614	44,522
Series 2020-2, Class A15, 3.50%, 07/25/2050 (Callable 01/25/2032) (b)(d)	37,176	33,660
Series 2022-6, Class A3, 3.00%, 11/25/2052 (Callable 04/25/2048) (b)(d)	172,590	151,009
Series 2023-2, Class A3A, 5.00%, 07/25/2053 (Callable 10/25/2035) (b)(d)	78,186	77,328
KREST Commercial Mortgage Securities Trust, Series 2021-CHIP, Class C, 3.02%, 11/05/2044 (b)(d)	225,000	157,223
ONNI Commerical Mortgage Trust, Series 2024-APT, Class A, 5.75%, 07/15/2039 (b)(d)	200,000	203,197
Provident Funding Mortgage Trust, Series 2021-J1, Class A10, 2.00%, 10/25/2051 (Callable 02/25/2041) (b)(d)	100,000	64,502
PSMC Trust, Series 2020-3, Class A1, 3.00%, 11/25/2050 (Callable 10/25/2042) (b)(d)	29,681	26,351
Sequoia Mortgage Trust
Series 2013-3, Class A2, 2.50%, 03/25/2043 (Callable 01/25/2027) (d)	41,409	36,405
Series 2019-CH2, Class A1, 4.50%, 08/25/2049 (Callable 10/25/2024) (b)(d)	651	645
Series 2020-4, Class A8, 2.50%, 11/25/2050 (Callable 04/25/2040) (b)(d)	100,000	75,225
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/2041 (b)	140,000	121,132
Tharaldson Hotel Portfolio Trust, Series 2023-THL, Class A, 7.23%, 12/10/2034 (b)(d)	150,000	153,500
UBS-Barclays Commercial Mortgage Trust, Series 2019-C5, Class A4, 3.06%, 11/15/2052 (Callable 11/15/2029)	250,000	233,344
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A1, 3.00% (1 Month U.S. LIBOR + 0.00%), 05/25/2050 (Callable 04/25/2039) (b)(d)(e)	51,496	45,915
WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class B, 4.21%, 08/15/2047 (Callable 10/15/2024) (d)	120,000	112,311
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,979,305)		2,784,804

ASSET-BACKED SECURITIES - 1.5%	Par	Value
American Airlines Group, Inc.
Series 2015-2, 3.60%, 09/22/2027	37,631	36,357
Series 2016-1, 3.58%, 01/15/2028	1,239	1,193
Series 2016-2, 3.20%, 06/15/2028	11,736	11,126
CarMax Auto Owner Trust, Series 2023-3, Class B, 5.47%, 02/15/2029 (Callable 04/15/2027)	100,000	101,639
CNH Equipment Trust, Series 2023-A, Class A4, 4.77%, 10/15/2030 (Callable 06/15/2027)	200,000	200,741
COLT Funding LLC, Series 2021-2, Class A1, 0.92%, 08/25/2066 (Callable 10/25/2024) (b)(d)	135,593	109,370
Container Leasing International LLC, Series 2022-1A, Class A, 2.72%, 01/18/2047 (Callable 10/18/2024) (b)	77,813	71,171
FedEx Corp., Series 2020-1AA, 1.88%, 02/20/2034	83,328	71,975
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 09/18/2028 (Callable 11/16/2026)	150,000	151,944
Harley-Davidson Customer Funding Corp., Series 2023-B, Class A4, 5.78%, 04/15/2031 (Callable 01/15/2027)	150,000	154,997
Kubota Credit Owner Trust, Series 2023-1A, Class A3, 5.02%, 06/15/2027 (Callable 11/15/2026) (b)	100,000	100,765
Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.40%, 11/25/2050 (Callable 10/25/2028) (b)	69,873	63,967
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.82%, 06/22/2043 (Callable 07/20/2029) (b)	177,910	168,412
Series 2020-2A, Class A, 1.44%, 08/20/2046 (Callable 09/20/2032) (b)	44,554	38,649
Navient Student Loan Trust
Series 2020-GA, Class A, 1.17%, 09/16/2069 (Callable 12/15/2027) (b)	42,515	39,444
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 08/15/2028) (b)	31,720	28,854
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 06/15/2033) (b)	164,245	168,106
OneMain Financial Issuance Trust, Series 2023-1A, Class A, 5.50%, 06/14/2038 (Callable 06/14/2028) (b)	100,000	103,552
Oscar Finance Holdings 2 General, Inc. Association, Series 2021-1A, Class A4, 1.00%, 04/10/2028 (Callable 02/10/2025) (b)	61,942	60,604
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class C, 1.03%, 11/16/2026 (Callable 12/15/2025) (b)	100,000	97,609
Santander Consumer USA Holdings, Inc., Series 2024-4, Class B, 4.93%, 09/17/2029 (Callable 05/15/2029)	100,000	100,638
Santander Consumer USA, Inc., Series 2024-2, Class B, 4.52%, 07/16/2029 (Callable 05/15/2028)	100,000	99,883
SMB Private Education Loan Trust, Series 2020-PTB, Class A2A, 1.60%, 09/15/2054 (b)	82,139	76,868
SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 05/15/2031 (Callable 07/15/2025) (b)	1,178	1,179
SoFi Professional Loan Program LLC, Series 2018-B, Class A2FX, 3.34%, 08/25/2047 (Callable 12/25/2025) (b)	13,828	13,696
Sunnova Energy International, Inc., Series 2020-AA, Class A, 2.98%, 06/20/2047 (Callable 06/20/2027) (b)	99,928	89,596
Sunrun, Inc., Series 2020-1A, Class A, 2.21%, 07/31/2051 (b)	123,340	109,927
Verus Securitization Trust, Series 2021-3, Class A1, 1.05%, 06/25/2066 (Callable 10/25/2024) (b)(d)	137,828	118,045
Westlake Automobile Receivables Trust, Series 2022-2A, Class B, 4.31%, 09/15/2027 (Callable 04/15/2026) (b)	158,095	157,881
World Omni Auto Receivables Trust, Series 2024-C, Class B, 4.68%, 07/15/2030 (Callable 06/15/2028)	100,000	100,520
TOTAL ASSET-BACKED SECURITIES (Cost $2,712,621)		2,648,708

U.S. TREASURY SECURITIES - 0.2%	Par	Value
United States Treasury Note/Bond
0.75%, 11/15/2024	9,900	9,852
3.00%, 07/15/2025	15,000	14,876
2.00%, 08/15/2025	1,000	982
4.13%, 06/15/2026	33,000	33,222
0.88%, 09/30/2026	60,200	57,021
3.50%, 09/30/2026	117,000	116,671
1.25%, 11/30/2026	90,100	85,679
1.50%, 01/31/2027	9,900	9,436
2.75%, 04/30/2027	300	294
3.25%, 06/30/2027	500	496
1.25%, 09/30/2028	700	640
3.50%, 09/30/2029	6,000	5,982
2.75%, 08/15/2032	5,100	4,766
4.13%, 11/15/2032	4,300	4,424
3.50%, 02/15/2033	24,600	24,173
3.88%, 08/15/2034	15,000	15,103
TOTAL U.S. TREASURY SECURITIES (Cost $389,638)		383,617

TOTAL INVESTMENTS - 93.0% (Cost $129,864,878)		160,353,528
Money Market Deposit Account - 4.1% (f)		7,129,205
Other Assets in Excess of Liabilities - 2.9%		4,973,082
TOTAL NET ASSETS - 100.0%		$172,455,815

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SA/NV - Societe Anonime/Naamloze Vennootschap
SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $7,518,530 or 4.4% of the Fund’s net assets.

(c)	Interest only security.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2024.

(e)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2024 was 4.74%.

Large Company Value Portfolio
Schedule of Futures Contracts
September 30, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	3	12/19/2024	$354,890	$(440)
U.S. Treasury 5 Year Note	1	12/31/2024	109,883	76
				$(364)
				–
Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	(4)	12/19/2024	$457,125	$40
U.S. Treasury 2 Year Notes	(32)	12/31/2024	6,663,750	(13,561)
U.S. Treasury Long Bonds	(5)	12/19/2024	620,937	2,997
U.S. Treasury Ultra Bonds	(2)	12/19/2024	266,188	1,967
				$(8,557)
Total Unrealized Appreciation (Depreciation)				$(8,921)

Large Company Value Portfolio
Schedule of Total Return Swap Contracts
September 30, 2024 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Russell 1000 Value Total Return Index	Morgan Stanley	Receive	EFFR + 0.42%	Termination	01/31/2025	$32,633,904	$4,854,668
Total Unrealized Appreciation (Depreciation)							$4,854,668

There are no upfront payments or receipts associated with total return swaps in the Fund as of September 30, 2024.

EFFR - Effective Federal Funds Rate

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Large Company Value Portfolio has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$136,913,481	$–	$–	$136,913,481
Open End Funds	5,567,828	–	–	5,567,828
Corporate Bonds	–	5,283,785	–	5,283,785
Real Estate Investment Trusts	3,590,004	–	–	3,590,004
Collateralized Loan Obligations	–	3,181,301	–	3,181,301
Collateralized Mortgage Obligations	–	2,784,804	–	2,784,804
Asset-Backed Securities	–	2,648,708	–	2,648,708
U.S. Treasury Securities	–	383,617	–	383,617
Total Investments	$146,071,313	$14,282,215	$–	$160,353,528

Other Financial Instruments*:
Total Return Swaps	4,854,668	–	–	4,854,668
Futures Contracts	5,080	–	–	5,080
Total Other Financial Instruments	$4,859,748	$–	$–	$4,859,748

Liabilities:
Other Financial Instruments*:
Futures Contracts	(14,001)	–	–	(14,001)
Total Other Financial Instruments	$(14,001)	$–	$–	$(14,001)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of September 30, 2024.

Refer to the Schedule of Investments for further disaggregation of investment categories.